OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about investment property [line items]
Securities - FVTPL	$ 2,795	$ 2,815
BSREP III
Disclosure of detailed information about investment property [line items]
Securities - FVTPL	855	949
U.S. department store chain
Disclosure of detailed information about investment property [line items]
Securities - FVTPL	$ 551	$ 551